Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
General and administrative	$ 61,635	$ 7,043
Research and development	13,816	1,865
Depreciation	120	15
Equity in losses from investee	62
Total operating expenses	75,633	8,923
Loss from operations	(75,633)	(8,923)
Other income (expense):
Warrant liability fair value adjustment	(21,859)	(1,670)
Redeemable preferred shares fair value adjustment	75	(70)
Convertible notes fair value adjustment		(201)
Gain on settlement of warrant liability		466
Interest income	317	20
Interest expense	(3)	(53)
Foreign currency transaction gain	1,325	38
Other income, net	2,400	788
Loss before income taxes	(93,378)	(9,605)
Income tax expense
Net loss	(93,378)	(9,605)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,182)	662
Total comprehensive loss	$ (94,560)	$ (8,943)
Basic and diluted weighted-average ordinary shares outstanding (in Shares)	75,362,870	28,312,125
Basic and diluted net loss attributable to ordinary shareholders (in Dollars per share)	$ (1.24)	$ (0.34)